Income Taxes - Schedule of Components of the (Benefit from) Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current:
US Federal	$ (256)	$ 0
US States	1	1
Foreign	427	(492)
Total current	172	(491)
Deferred:
US Federal	0	0
US States	0	0
Foreign	(1,124)	(107)
Total deferred	(1,124)	(107)
Provision for income taxes	$ (952)	$ (598)